Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Computation Of Basic And Diluted Loss Per Share

The computation of basic and diluted loss per share is as follows:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Numerator used in basic loss per share
Net loss attributable to LDK Solar CO., Ltd. shareholders	(620,869)	(970,971)	(1,610,068)
Accretion to redemption value of redeemable non-controlling interests	(34,590)	(153,984)	(33,077)

Net loss available to LDK Solar CO., Ltd. shareholders	(655,459)	(1,124,955)	(1,643,145)

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic loss per share	133,806,940	130,492,366	178,930,738

Loss per share – basic	(4.90)	(8.62)	(9.18)

Loss per share – diluted	(4.90)	(8.62)	(9.18)